Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Non-controlling interest [Abstract]
Schedule of Non-controlling Interest Changes

The table below shows the changes for the years ended December 31, 2020 and 2019:

	2 0 2 0	2 0 1 9

Balance at beginning of year	$24,800	$(323,369)
Share of profits and losses for the year	(105)	(3,949)
Share of translation effects of foreign subsidiaries	11,315	352,118
Balance at the end of the year	$36,010	$24,800